RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 22  -           RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

	The nature of the relationships involved	As of December 31,
		2012		2011
Trade accounts receivable	Trade accounts receivable		$148	$29
Long-term investment	Equity investment in a limited partnership		$204	$20
Trade accounts payable	Trade accounts payable		$125	$97
Debentures	Debenture Series B held by TIC including interest accrued	$	- -	$3,303

B.	Transactions

	Description of the transactions	Year Ended December 31,
		2012	2011	2010
Sales	Sales to a limited partnership	$431	$268	$200
Cost of revenues	Purchase of services and goods from related parties of TIC	$2,853	$2,658	$2,551
Financing expenses	Interest on Debentures Series B held by TIC	$--	$180	$161
General and Administrative expenses	Mainly directors fees and reimbursement to directors	$238	$165	$136
Other expense (income), net	Equity loss (profit) in a limited partnership	$(184)	$214	$(51)